PROPERTY, PLANT AND EQUIPMENT (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant And Equipment

	Works in progress	Automatic switching equipment	Transmission and other equipment	Infrastructure	Buildings	Other assets	Total
Cost of PP&E (gross amount)
Balance at 2017	3,434,113	20,007,287	58,951,421	28,340,802	4,470,284	6,217,316	121,421,223
Additions	2,004,387	487	188,233	186,734	3,539	23,721	2,407,101
Write-offs	(15,405)	(219)	(36,203)	(348,120)	(3,287)	(1,720)	(404,954)
Transfers	(2,204,740)	23,579	1,121,470	961,689	9,122	88,880	—
Balance at Jun 30, 2018	3,218,355	20,031,134	60,224,921	29,141,105	4,479,658	6,328,197	123,423,370
Accumulated depreciation
Balance at 2017	—	(18,604,545)	(45,482,214)	(22,265,626)	(2,728,656)	(5,256,728)	(94,337,769)
Depreciation expenses	—	(153,988)	(1,105,422)	(596,919)	(49,328)	(201,383)	(2,107,040)
Write-offs	—	221	35,566	232,548	161	1,017	269,510
Transfers	—	—	(31)	(10)	27	14	—
Balance at Jun 30, 2018	—	(18,758,312)	(46,552,101)	(22,630,007)	(2,777,796)	(5,457,080)	(96,175,175)
Property, plant and equipment, net
Balance at 2017	3,434,113	1,402,742	13,469,207	6,075,176	1,741,628	960,588	27,083,454
Balance at Jun 30, 2018	3,218,355	1,272,822	13,672,820	6,511,098	1,701,862	871,117	27,248,074
Annual depreciation rate (average)		12%	13%	10%	8%	14%

	Works in progress	Automatic switching equipment	Transmission and other equipment (i)	Infrastructure	Buildings	Other assets	Total
Cost of PP&E (gross amount)
Balance at 2015	1,656,581	19,887,701	54,387,097	26,453,239	4,287,337	5,669,999	112,341,953

Additions	4,071,230	82	382,529	99,796	19,058	34,353	4,607,048
Write-offs	(27,492)	(528)	(7,904)	(131,314)	(1,168)	(5,866)	(174,272)
Other	4,841	261	300	1,045	1,438	72,190	80,075
Transfers	(3,291,390)	86,930	1,958,411	1,145,825	4,868	95,356	—

Balance at 2016	2,413,770	19,974,446	56,720,433	27,568,591	4,311,533	5,866,031	116,854,804

Additions	4,661,570	2,060	375,050	268,931	17,906	55,614	5,381,131
Write-offs	(93,922)	(2,235)	(19,656)	(666,885)	(821)	(31,193)	(814,712)
Transfers	(3,547,305)	33,016	1,875,594	1,170,165	141,666	326,864	—

Balance at 2017	3,434,113	20,007,287	58,951,421	28,340,802	4,470,284	6,217,316	121,421,223

Accumulated depreciation
Balance at 2015		(17,886,743)	(40,922,163)	(20,598,165)	(2,431,267)	(4,685,795)	(86,524,133)

Depreciation expenses		(380,959)	(2,400,603)	(1,184,822)	(116,566)	(263,802)	(4,346,752)
Write-offs		520	7,013	114,224	910	4,722	127,389
Transfers		(410)	(8,702)	3,844	(89)	5,357
Other		(108)	(163)	(504)	(626)	(30,074)	(31,475)

Balance at 2016		(18,267,700)	(43,324,619)	(21,665,423)	(2,547,638)	(4,969,592)	(90,774,972)

Depreciation expenses		(338,003)	(2,175,732)	(1,158,457)	(96,940)	(396,589)	(4,165,721)
Write-offs		1,158	18,610	558,879	817	23,458	602,922
Transfers		—	(473)	(625)	(84,895)	85,995	2

Balance at 2017		(18,604,545)	(45,482,214)	(22,265,626)	(2,728,656)	(5,256,728)	(94,337,769)

Property, plant and equipment, net
Balance at 2015	1,656,581	2,000,958	13,464,934	5,855,074	1,856,070	984,203	25,817,820

Balance at 2016	2,413,770	1,706,746	13,395,814	5,903,168	1,763,895	896,439	26,079,832

Balance at 2017	3,434,113	1,402,742	13,469,207	6,075,176	1,741,628	960,588	27,083,454

Annual depreciation rate (average)		11%	10%	8%	8%	12%

(i)	Transmission and other equipment includes transmission and data communication equipment.